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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Red Rocks Capital LLC
          ---------------------------------
Address:  25188 Genesee Trail Road, Suite 250
          ---------------------------------
          Golden, CO  80401
          ---------------------------------

13F File Number:  28-
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew R. Luoma
        ---------------------------------------------------
Title:  Chief Financial Officer
        ---------------------------------------------------
Phone:  (303) 679-8252
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/Matthew R. Luoma           Golden, CO           January 24, 2011
    -------------------      -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                            ---------------------
Form 13F Information Table Entry Total:     8
                                            ---------------------
Form 13F Information Table Value Total:     164,198
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                                                   FORM 13F INFORMATION TABLE
     COLUMN 1       COLUMN 2           COLUMN 3   COLUMN 4     COLUMN 5           COLUMN 6     COLUMN 7        COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                    TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER       CLASS              CUSIP       (in $)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS    SOLE   SHARED   NONE
------------------  ---------         ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ------

BLACKSTONE
GROUP LP              COM             09253U108     29984    2119000   SH          SOLE                  2119000
BROOKFIELD
ASSET MGMT- CL A      COM             112585104     16678    501000    SH          SOLE                  501000
INTERNET
CAPITAL GROUP INC.    COM             46059C205     12611    885000    SH          SOLE                  885000
KKR & CO. L.P.        COM             48248M102     50546    3559600   SH          SOLE                  3559600
LEUCADIA NATL
CORP COM              COM             527288104     36840    1262500   SH          SOLE                  1262500
MVC CAPITAL INC       COM             553829102     9722     665900    SH          SOLE                  665900
SAFEGUARD
SCIENTIFICS INC.      COM             786449207     2913     170531    SH          SOLE                  170531
THL CREDIT INC        COM             872438106     4904     376903    SH          SOLE                  376903
Total                                               164198